SCHEDULE OF NUMBER OF UNVESTED SHARES (Details) - $ / shares	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Notes and other explanatory information [abstract]
Number of unvested shares based on number of shares-in-issue, beginning balance	780,058	1,890
Additions	83,143	69
Exercised		(44)
Pre-recapitalized balance		1,915
Post-recapitalized balance		1,570,219
Additions		566,119
Exercised		(1,003,680)
Expired		(352,600)
Number of unvested shares based on number of shares-in-issue, ending balance	6,905,608	780,058
Weighted average exercise price	$ 0.00005	$ 0.00005
Number of share options exercisable	335,560	17,345
Sub-total	863,201
Stock Bonus	6,042,407